Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 11 – Commitments and contingencies

Contingencies

From time to time, we may be subject to legal or administrative proceedings, investigations and claims arising in the ordinary course of our business. In addition, following recent volatility in the market for our Ordinary Shares, the Company received correspondence and a subpoena from the U.S. Department of Justice (“DOJ”), indicating that the DOJ is conducting an investigation into the trading in our Ordinary Shares. The DOJ has requested the production of documents and communications concerning these and other corporate operational, financial and accounting matters. We are cooperating with this investigation, but we cannot predict its ultimate resolution. We expect to continue to incur significant legal costs and other expenses in connection with responding to the investigation. We may be required to pay fines, penalties, damages or settlement costs in excess of our insurance coverage, if any, related to the investigation. While we are not currently subject to any legal or administrative proceedings, it is possible that government investigations, including the pending investigation in which we are involved, and related legal and administrative proceedings in the future, if any, could result in the institution of administrative, injunctive, or other proceedings against us and/or our directors, officers, or employees or the imposition of fines, suspension, or other remedies and sanctions. Any such material costs and expenses or injunctive relief could have a material adverse effect on our financial condition and results of operations. Since the Company cannot predict the ultimate resolution might have on the Company’s financial position, results of operations or liquidity, the Company has not established any provision for losses relating to this matter.